CONTINUANCE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
CONTINUANCE OF OPERATIONS [Text Block]
2.	CONTINUANCE OF OPERATIONS

The Company is in the early stages of exploration and as is common with any exploration company, it raises financing for its exploration and acquisition activities. The Company has incurred a loss of $4,456,814 for the six month-period ended June 30, 2012 and has accumulated a deficit during the exploration stage of $22,102,936. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan, which is typical for junior exploration companies. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management of the Company (“Management”) is of the opinion that sufficient financing will be obtained from external financing and further share issuances to meet the Company’s obligations. At June 30, 2012, the Company has working capital of $2,459,936, which would not be sufficient to fund the current level of operations for a period greater than 12 months. The Company’s discretionary exploration activities do have considerable scope for flexibility in terms of the amount and timing of exploration expenditures, and expenditures may be adjusted accordingly if required.

2.	CONTINUANCE OF OPERATIONS

The Company is in the early stages of exploration and as is common with any exploration company, it raises financing for its exploration and acquisition activities. The Company has incurred a loss of $5,324,757 for the year ended December 31, 2011 and has accumulated a deficit during the exploration stage of $17,646,122. Results for the year ended December 31, 2011 are not necessarily indicative of future results. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan, which is typical for junior exploration companies. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management of the Company (“Management”) is of the opinion that sufficient financing will be obtained from external financing and further share issuances to meet the Company’s obligations. At December 31, 2011, the Company has working capital of $6,629,046, which would not be sufficient to fund the current level of operations for a period greater than twelve months. The Company’s discretionary exploration activities do have considerable scope for flexibility in terms of the amount and timing of exploration expenditures, and expenditures may be adjusted accordingly if required.